Document And Entity Information (USD $)	12 Months Ended
	Jan. 31, 2013	Apr. 15, 2013	Jul. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RED METAL RESOURCES, LTD.
Document Type	POS AM
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding		17,956,969
Entity Public Float			$ 2,793,881
Amendment Flag	false
Entity Central Index Key	0001358654
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY